Subsequent event	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Subsequent event

32.	Subsequent event

Subsequent to the financial year end, the Group has obtained signed letter of commitment that 50% of the total amount owing to the director, Dr. Tham Seng Kong, as at 31 March 2025 will be capitalised into equity. This proposed capitalisation aims to improve the Group’s capital structure by reducing its current liabilities and strengthening its shareholders’ equity. The transaction is expected to be completed in the next financial period and is not expected to affect the Group’s operations or the going concern assumption made in the preparation of these financial statements.